UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/16

Item 1. Schedule of Investments.

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin California High Yield Municipal Fund
	Units	Value

Common Stocks and Other Equity Interests (Cost $611,327) 0.0%†
Consumer Discretionary 0.0%†
[a,b] 1155 Island Avenue LLC, LP	7,830,849	$611,323

	Principal
	Amount

Corporate Bonds (Cost $3,993,733) 0.1%
Consumer Discretionary 0.1%
[b,c] 1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$3,993,733	3,997,626
Municipal Bonds 92.5%
California 88.4%
ABAG Finance Authority for Nonprofit Corps. Revenue, Episcopal Senior Communities, Refunding,
6.125%, 7/01/41	7,500,000	8,764,050
Alameda Corridor Transportation Authority Revenue,
second sub. lien, Refunding, Series B, AGMC Insured, 4.00%, 10/01/35	3,250,000	3,650,758
second sub. lien, Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	3,250,000	4,008,355
second sub. lien, Refunding, Series B, AGMC Insured, 5.00%, 10/01/36	10,550,000	12,948,120
second sub. lien, Refunding, Series B, AGMC Insured, 4.00%, 10/01/37	2,985,000	3,333,469
second sub. lien, Refunding, Series B, AGMC Insured, 5.00%, 10/01/37	1,000,000	1,224,310
Alameda Special Tax, CFD No. 13-1, Alameda Landing Public Improvements, 5.00%, 9/01/46.	1,400,000	1,619,604
Anaheim Community Facilities District Special Tax No. 08-1,
Platimum Triangle, Refunding, 4.00%, 9/01/36	4,295,000	4,726,046
Platimum Triangle, Refunding, 4.00%, 9/01/41	6,290,000	6,904,344
Platimum Triangle, Refunding, 4.00%, 9/01/46	5,000,000	5,474,900
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,359,321
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,920,000	2,922,482
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,215,000	3,605,269
Azusa Special Tax,
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/27	1,995,000	2,019,878
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,665,000	1,682,865
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/31	5,735,000	2,607,016
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero
cpn., 8/01/42	10,000,000	2,356,700
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, 5.25%,
4/01/53	15,000,000	17,895,300
Beaumont Financing Authority Local Agency Revenue,
Improvement Area No. 17B, Series A, 6.375%, 9/01/42	1,000,000	1,180,080
Series C, 5.45%, 9/01/27	6,435,000	6,439,247
Series C, 5.50%, 9/01/29	855,000	856,214
Series C, 5.50%, 9/01/35	1,035,000	1,036,283
Series C, 5.50%, 9/01/35	3,995,000	4,009,702
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,331,945
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,403,600
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los
Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	3,058,260
California Municipal Finance Authority Revenue,
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,157,670
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/46	1,750,000	1,988,105

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California School Finance Authority Charter School Revenue,
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/36	$3,200,000	$3,745,760
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/46	2,500,000	2,850,300
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/35.	1,000,000	1,172,270
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/45.	1,100,000	1,255,045
California School Finance Authority School Facility Revenue,
Green Dot Public School Project, Series A, 5.00%, 8/01/35	2,525,000	2,810,451
Green Dot Public School Project, Series A, 5.00%, 8/01/45	3,500,000	3,839,535
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,383,720
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,906,385
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/40	5,000,000	5,933,300
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/26	250,000	254,583
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/30	615,000	626,273
Pepperdine University, Refunding, 5.00%, 10/01/41	2,735,000	3,403,215
University of San Francisco, 6.125%, 10/01/36	2,000,000	2,443,320
University of the Pacific, Refunding, 5.00%, 11/01/36.	3,000,000	3,631,950
California State GO,
Various Purpose, 6.00%, 11/01/39.	13,000,000	15,078,180
Various Purpose, FGIC Insured, 6.00%, 8/01/19	30,000	30,673
Various Purpose, Refunding, 5.00%, 9/01/36	12,050,000	15,023,337
Various Purpose, Refunding, 5.00%, 3/01/45	5,000,000	6,165,400
California State Health Facilities Financing Authority Revenue,
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	4,500,000	5,428,845
El Camino Hospital, Refunding, Series A, 5.00%, 2/01/40.	7,000,000	8,266,370
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	8,550,114
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,481,080
Sutter Health, Series A, 5.00%, 11/15/41	25,000,000	30,772,500
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	481,415
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,489,320
California State Municipal Finance Authority Charter School Revenue,
King Chavez Academy of Excellence Project, Refunding, Series A, 5.00%, 5/01/36.	2,675,000	2,909,678
King Chavez Academy of Excellence Project, Refunding, Series A, 5.00%, 5/01/46.	2,775,000	2,965,448
Palmdale Aerospace Academy Project, 5.00%, 7/01/31	1,000,000	1,118,400
Palmdale Aerospace Academy Project, 5.00%, 7/01/36	2,750,000	3,037,183
Palmdale Aerospace Academy Project, 5.00%, 7/01/41	1,750,000	1,911,665
Palmdale Aerospace Academy Project, 5.00%, 7/01/46	1,670,000	1,818,580
California State Municipal Finance Authority COP,
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/46.	1,895,000	1,930,853
Community Hospitals of Central California, Refunding, 5.25%, 2/01/46	14,070,000	14,278,517
Community Hospitals of Central California Obligated Group, 5.25%, 2/01/24	5,000,000	5,475,650
Community Hospitals of Central California Obligated Group, 5.375%, 2/01/29	7,000,000	7,669,060
Community Hospitals of Central California Obligated Group, 5.50%, 2/01/39	10,600,000	11,536,404
California State Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30.	1,000,000	1,166,510
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39.	1,200,000	1,417,572
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49.	3,500,000	4,118,205
Windsor Mobile Country Club, Refunding, Series A, 5.625%, 11/15/33.	1,000,000	1,146,200
Windsor Mobile Country Club, Refunding, Series A, 6.00%, 11/15/48	4,000,000	4,661,120

|2

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue,
Biola University, Refunding, Series A, 5.625%, 10/01/23.	$6,000,000	$6,452,520
Biola University, Refunding, Series A, 5.80%, 10/01/28	7,500,000	8,135,475
Biola University, Refunding, Series A, 5.875%, 10/01/34.	6,000,000	6,424,020
California Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,518,300
California Baptist University, Series A, 5.50%, 11/01/45	10,000,000	11,091,100
Community Medical Centers, Series A, 5.00%, 2/01/40	5,000,000	5,749,750
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	6,199,750
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,647,888
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,670,986
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	11,761,689
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	10,452,690
NorthBay Healthcare Group, 5.00%, 11/01/35.	1,100,000	1,275,263
NorthBay Healthcare Group, 5.00%, 11/01/44.	1,050,000	1,206,576
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,607,045
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	8,022,770
Southwest Community Health Center, California Mortgage Insured, Pre-Refunded, 6.125%, 2/01/40 .	4,000,000	4,388,160
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35.	600,000	688,116
Bowles Hall Foundation, Series A, 5.00%, 6/01/50.	3,250,000	3,653,065
California State Public Works Board Lease Revenue,
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,690,682
Various Capital Projects, Series A, 5.125%, 10/01/31.	3,605,000	4,246,366
California State University Revenue,
Systemwide, Refunding, Series A, 4.00%, 11/01/37	2,000,000	2,279,760
Systemwide, Refunding, Series A, 4.00%, 11/01/45	2,800,000	3,155,600
Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	18,397,837
California Statewide CDA Insured Senior Living Health Facility Revenue, Los Angeles Jewish Home for
the Aging, Fountainview at Gonda, Series A, California Mortgage Insured, 5.00%, 8/01/44	2,450,000	2,884,263
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	885,360
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,167,681
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,734,950
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	10,261,310
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,510,450
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,311,825
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	7,893,319
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,773,420
California Baptist University, Series A, 5.125%, 11/01/23	715,000	797,911
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,832,599
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,718,690
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,404,450
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	9,424,800
The Culinary Institute of America Project, Series B, 5.00%, 7/01/36	410,000	495,567
The Culinary Institute of America Project, Series B, 5.00%, 7/01/46	850,000	1,011,951
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,933,291
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded,
5.20%, 10/01/37	3,500,000	3,823,750
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	5,214,866
Insured, Enloe Medical Center, Refunding, California Mortgage Insured, 5.00%, 8/15/38	6,000,000	7,305,180
John Muir Health, Refunding, Series A, 4.00%, 8/15/41	1,750,000	1,945,563
John Muir Health, Refunding, Series A, 4.00%, 8/15/46	2,500,000	2,762,150

|3

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
John Muir Health, Refunding, Series A, 5.00%, 8/15/46	$1,750,000	$2,138,150
John Muir Health, Refunding, Series A, 4.00%, 8/15/51	6,250,000	6,879,750
John Muir Health, Refunding, Series A, 5.00%, 8/15/51	2,500,000	3,039,750
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	3,085,530
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	8,550,000	9,923,899
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41	5,500,000	6,347,165
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46	5,000,000	5,747,550
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	6,500,000	7,547,800
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	8,980,000	10,521,327
Monterey Institute International, 5.50%, 7/01/31	8,145,000	8,921,544
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,258,440
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	4,258,399
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,745,000	3,082,717
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/36	1,035,000	1,184,630
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/45	2,255,000	2,534,011
California Statewide CDA Special Tax Revenue,
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%,
9/01/36	1,000,000	1,171,110
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%,
9/01/45	1,500,000	1,728,390
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 5.75%, 5/15/32	10,000,000	10,872,500
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/30	2,000,000	2,466,660
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/32	1,250,000	1,530,713
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/33	2,625,000	3,209,404
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/34	1,750,000	2,134,528
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/35	2,205,000	2,674,665
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/40	4,500,000	5,428,395
Capistrano USD,
CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,643,448
[d] CFD No. 2005-1 Special Tax, Whispering Hills, 4.00%, 9/01/46	3,565,000	3,869,594
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,199,483
Centinela Valley UHSD,
GO, County of Los Angeles, Capital Appreciation, Election of 2010, Series B, AGMC Insured, zero
cpn., 8/01/45	42,000,000	8,940,960
GO, County of Los Angeles, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,979,129
Ceres USD,
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/39	6,450,000	1,500,786
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/40	6,730,000	1,457,449
Chatom USD, GO, Capital Appreciation, Election of 2006, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,651,860
Chino CFD Special Tax, No. 2003-3, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,814,567
City of Fullerton Special Assessment,
Community Facilities District No. 2, Amerige Heights, 4.00%, 9/01/24	110,000	118,831
Community Facilities District No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,169,299
Community Facilities District No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,644,481

|4

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	$7,500,000	$5,863,800
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,255,730
Coachella Valley USD,
GO, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/42	8,500,000	3,451,340
GO, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/43	3,000,000	1,167,180
Coalinga PFAR,
Water and Wastewater Refinancing Projects, Refunding, 5.00%, 4/01/35	1,000,000	1,114,890
Water and Wastewater Refinancing Projects, Refunding, 5.00%, 4/01/48	6,350,000	6,801,485
Compton Community College District GO,
Election of 2002, Series B, Pre-Refunded, 6.625%, 8/01/27	3,085,000	3,608,309
Election of 2002, Series B, Pre-Refunded, 6.75%, 8/01/34	4,000,000	4,692,880
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	2,255,000	2,428,455
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,712,788
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31.	3,270,000	3,279,091
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,843,487
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	770,000	772,372
Corona-Norco USD,
Special Tax, Refunding, CFD No. 5-1, 5.00%, 9/01/36	1,000,000	1,164,910
Special Tax, Refunding, CFD No. 5-1, 4.00%, 9/01/45	2,000,000	2,120,020
[b] Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%,
9/02/33	4,690,000	4,351,101
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,790,120
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44.	3,615,000	4,332,252
Election of 2014, Series A, 5.00%, 8/01/44.	7,375,000	8,838,274
Refunding, 5.00%, 8/01/47	6,000,000	7,261,620
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project,
Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,735,970
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home
Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,835,000	5,126,357
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,100,050
5.00%, 9/01/45	2,500,000	2,740,350
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35	2,000,000	2,253,540
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,475,567
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn.,
12/01/28	30,795,000	17,906,369
Eastern Municipal Water District Water and Wastewater Revenue,
Subordinate, Refunding, Series A, 5.00%, 7/01/37.	2,755,000	3,441,105
Subordinate, Refunding, Series A, 5.00%, 7/01/38.	1,930,000	2,402,908
Subordinate, Refunding, Series A, 5.00%, 7/01/39.	2,030,000	2,523,371
Subordinate, Refunding, Series A, 5.00%, 7/01/42.	5,000,000	6,195,250
El Dorado County Special Tax,
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	1,000,000
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	2,075,000
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	6,705,000
CFD No. 2005-1, senior lien, Refunding, Series A, AGMC Insured, 4.00%, 9/01/35	4,000,000	4,486,000
[d] CFD No. 2014-1, 4.00%, 9/01/46	2,350,000	2,566,435
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL Insured, zero cpn., 8/01/29	2,400,000	1,648,992

|5

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Elk Grove Finance Authority Special Tax Revenue,
Refunding, 5.00%, 9/01/41	$10,000,000	$11,799,900
Refunding, 5.00%, 9/01/46	10,000,000	11,752,500
Etiwanda School District Community Facilities District No. 9 Special Tax, Refunding, 5.00%, 9/01/35	4,260,000	5,059,048
Fairfield Special Tax,
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/32	1,200,000	1,310,724
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/37	5,810,000	6,323,313
Fillmore Special Tax,
CFD No. 5 Improvement Area, Series A, 5.00%, 9/01/40	1,500,000	1,650,105
CFD No. 5 Improvement Area, Series A, 5.00%, 9/01/45	2,630,000	2,881,191
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	28,023,750
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33.	19,000,000	10,548,230
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	48,328,800
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40	4,655,000	5,281,516
Pacific Commons, Refunding, 5.00%, 9/01/45	3,255,000	3,679,550
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	24,500,000	24,718,785
Asset-Backed, Series A, 5.00%, 6/01/45	36,975,000	44,574,102
Capital Appreciation, Asset-Backed, second subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	2,275,500
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,071,450
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	3,635,000	2,314,077
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	2,269,794
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	2,333,568
Hartnell Community College District GO,
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre-Refunded,
zero cpn., 8/01/44	30,000,000	4,540,200
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn.,
8/01/49	10,000,000	3,518,500
Hemet USD Financing Authority Special Tax Revenue, 5.00%, 9/01/39	1,100,000	1,250,502
Imperial Community College District GO, Imperial County, Capital Appreciation, Election of 2010, Series
A, AGMC Insured, 6.75%, 8/01/40.	3,500,000	4,787,895
[b] Imperial County Special Tax,
CFD No. 98-1, 6.45%, 9/01/17	520,000	523,692
CFD No. 98-1, 6.50%, 9/01/31	5,705,000	5,747,388
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/45	2,465,000	2,717,835
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/50	2,000,000	2,201,340
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,296,052
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,434,512
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,766,400
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,630,345
Santa Rosa Leisure Mobile Home Park, Refunding, 5.00%, 8/15/46	2,570,000	3,047,840
Indio CFD Special Tax Revenue, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%,
9/01/35	1,250,000	1,391,450
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37	7,500,000	8,956,650
Refunding, Series A, 5.00%, 9/01/44	14,000,000	16,272,200

|6

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	$1,000,000	$1,135,010
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,696,845
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	3,106,730
Irvine USD Special Tax, CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,988,251
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,579,396
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,650,000
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,400,880
Kaweah Delta Health Care District Revenue, Serie B, 5.00%, 6/01/40	3,250,000	3,842,020
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,588,244
La Verne Mobile Home Revenue, Copacbana Mobile HomePark, Refunding, 5.00%, 6/15/49	1,765,000	2,008,093
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30.	4,980,000	5,478,747
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,464,435
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,528,880
Lake Elsinore Special Tax CFD No. 2003-2 Canyon Hills, Improvement Area Development, Series A,
4.00%, 9/01/46	5,000,000	5,461,500
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	943,339
Lancaster RDA Tax Allocation,
Combined Redevelopment Project Areas, 6.875%, 8/01/34	2,000,000	2,312,240
Combined Redevelopment Project Areas, 6.875%, 8/01/39	830,000	959,837
Combined Redevelopment Project Areas, Pre-Refunded, 6.875%, 8/01/39	1,170,000	1,375,007
Las Virgenes USD, GO, Election of 2006, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	7,563,941
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	1,010,000	1,187,922
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,070,000	1,249,000
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,075,000	1,249,741
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,670,000	4,007,420
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,450,000	1,593,797
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	1,065,000	1,168,433
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area,
Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,128,020
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	5,819,060
Live Oak School District COP, School Financing Projects, Refunding, AGMC Insured, 5.00%, 8/01/39	2,500,000	3,015,975
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,869,960
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,540,162
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	4,107,950
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,923,725
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34	1,500,000	1,369,860
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42	4,500,000	4,017,330
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program,
Series C, 5.00%, 6/01/30	2,200,000	2,471,018
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Subordinate, Refunding, Series C, 5.00%, 5/15/34	2,135,000	2,622,570
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/33	2,000,000	2,458,860
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/35	2,000,000	2,451,080

|7

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water and Power Revenue, Power Systems, Refunding, Series A, 5.00%,
7/01/40	$2,175,000	$2,704,221
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55%
thereafter, 8/01/36	5,150,000	5,954,584
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85%
thereafter, 8/01/40	7,500,000	7,614,075
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded, 6.50%,
9/01/39	6,250,000	7,305,187
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41	10,000,000	2,374,000
Monrovia Financing Authority Water and Sewer Revenue, AGMC Insured, 5.00%, 12/01/45	3,000,000	3,606,810
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,887,048
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	47,784,943
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	670,000
Napa Valley USD,
GO, Refunding, Series C, 5.00%, 8/01/41	5,000,000	6,249,650
GO, Refunding, Series E, 5.00%, 8/01/44	5,000,000	6,229,500
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,528,540
Northern California Transmission Agency Revenue,
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/36	2,500,000	3,098,350
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/37	3,610,000	4,466,942
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/38	1,750,000	2,161,985
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/39	1,885,000	2,326,938
Oak Grove School District GO, Election of 2014, Series C, 4.00%, 8/01/45	7,000,000	7,896,280
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	7,701,276
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,425,156
Oakland USD Alameda County GO, Election of 2012, 6.625%, 8/01/38.	5,000,000	6,325,850
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,137,166
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,778,385
[d] Ontario CFD No. 24 Special Tax,
Park Place Facilities Phase I, 5.00%, 9/01/24	375,000	455,441
Park Place Facilities Phase I, 5.00%, 9/01/25	395,000	485,767
Park Place Facilities Phase I, 5.00%, 9/01/26	415,000	513,579
Park Place Facilities Phase I, 5.00%, 9/01/27	435,000	533,549
Park Place Facilities Phase I, 5.00%, 9/01/34	535,000	632,263
Park Place Facilities Phase I, 5.00%, 9/01/36	580,000	680,502
Park Place Facilities Phase I, 5.00%, 9/01/41	1,365,000	1,600,230
Park Place Facilities Phase I, 5.00%, 9/01/46	2,000,000	2,340,900
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02/33	1,745,000	1,754,528
Orange County CFD,
No. 2015-1, Esencia Village, Series A, 5.00%, 8/15/34	1,530,000	1,817,227
No. 2015-1, Esencia Village, Series A, 5.25%, 8/15/45	5,000,000	5,958,600
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,534,840
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	15,988,840
6.125%, 9/15/40	1,500,000	1,725,585
Pajaro Valley USD, GO, Election of 2012, Series C, 5.00%, 8/01/40	3,310,000	4,046,078
Palomar Pomerado Health Care District COP,
6.00%, 11/01/30	10,000,000	10,889,400
6.75%, 11/01/39	15,550,000	17,184,771

|8

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Paramount USD, GO, County of Los Angeles, Capital Appreciation, Election of 2006, BAM Insured, zero
cpn., 8/01/51	$25,000,000	$2,784,250
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	5,018,250
Perris CFD No. 2001-1 Special Tax,
Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30	865,000	874,022
Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35	1,075,000	1,085,589
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,865,490
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	4,250,000	4,401,385
May Farms Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33.	2,000,000	2,171,240
Willowbrook, Refunding, Series B, 5.25%, 9/01/33.	3,950,000	4,223,498
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,720,305
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	6,360,000	6,445,097
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	9,000,000	1,864,980
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	2,225,850
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	6,043,900
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A,
5.00%, 12/15/30	3,500,000	4,588,185
Poway USD Special Tax,
CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/41	1,125,000	1,306,316
CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/46	2,000,000	2,311,200
Rancho Cordova CFD No. 2003-1 Special Tax,
Sunridge Anatolia, 5.25%, 9/01/25.	2,235,000	2,235,000
Sunridge Anatolia, 5.375%, 9/01/30	1,650,000	1,650,000
Sunridge Anatolia, 5.375%, 9/01/37	7,130,000	7,201,300
Sunridge Anatolia, 5.50%, 9/01/37.	2,635,000	2,635,000
Sunridge Anatolia, Refunding, 4.00%, 9/01/37	2,000,000	2,213,320
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,361,508
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,409,938
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20%
thereafter, 8/01/31	2,750,000	2,904,413
Redwood City Special Tax, CFD No. 2010-1, One Marina, 7.75%, 9/01/41.	2,000,000	2,060,000
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC
Insured, zero cpn., 8/01/49	22,000,000	6,801,080
Rio Elementary School District CFD No. 1 GO, Election of 2014, Series B, AGMC Insured, 4.00%,
8/01/45	5,230,000	5,880,141
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39.	6,915,000	7,987,793
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to
8/01/24, 6.85% thereafter, 8/01/42.	13,000,000	14,431,300
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	3,091,382
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	3,299,713
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,819,868
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	3,217,447
Housing, Series A, 6.00%, 10/01/39.	3,000,000	3,540,090
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,207,293
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,508,412
Riverside County Redevelopment Successor Agency Tax Allocation, Refunding, Series A, 4.00%,
10/01/37	6,000,000	6,575,760

|9

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside County Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	$1,500,000	$1,619,760
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	2,527,425
senior lien, Series A, 5.75%, 6/01/44	5,000,000	5,923,150
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured,
5.00%, 6/01/33	4,280,000	5,002,978
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29	2,630,000	2,989,547
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36.	1,500,000	1,675,785
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,416,059
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,444,060
Roseville Special Tax,
CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/19	980,000	995,827
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/21	980,000	989,829
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,987,428
CFD No. 1, Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,937,051
CFD No. 1, HP Campus Oaks, Public Facilities, 5.00%, 9/01/36	800,000	863,272
CFD No. 1, HP Campus Oaks, Public Facilities, 5.50%, 9/01/46	2,500,000	2,799,675
CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	572,835
CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,238,556
CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	2,113,971
CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,844,288
CFD No. 1, Stone Point, 6.375%, 9/01/24	1,440,000	1,452,053
CFD No. 1, Stone Point, 6.375%, 9/01/28	2,060,000	2,075,265
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,341,110
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,192,100
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,466,063
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	2,877,750
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	7,073,550
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	4,735,697
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment,
Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,318,920
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,499,380
Sacramento County Special Tax,
CFD No. 2005-2, North Vineyard Station No. 1, Refunding, 5.00%, 9/01/40	1,350,000	1,596,834
CFD No. 2005-2, North Vineyard Station No. 1, Refunding, 5.00%, 9/01/45	1,650,000	1,942,281
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	4,821,321
Election of 2008, Series D, 5.00%, 8/01/45	2,755,000	3,363,084
Election of 2008, Series D, 5.00%, 8/01/48	3,760,000	4,542,719
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,112,350
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, 5.50%, 9/01/44	1,965,000	2,033,932
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45	1,000,000	1,107,480
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	12,571,100
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	6,077,000
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	1,795,000	2,075,935
CFD No. 2006-1, 5.00%, 9/01/46	2,500,000	2,882,750

|10

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego Public Facilities Financing Authority Water Revenue,
Series A, 5.00%, 8/01/41	$4,000,000	$4,983,600
Series A, 5.00%, 8/01/45	4,475,000	5,557,413
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,674,404
Naval Training Center Redevelopment Project, Series A, 5.75%, 9/01/40	3,000,000	3,426,480
San Diego Special Tax, CFD No. 4 Black Mountain Ranch Villages, Refunding, 5.00%, 9/01/37	1,000,000	1,200,140
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	10,000,000	11,717,300
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter,
7/01/47	26,025,000	20,286,227
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	4,888,189
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	9,000,990
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South
Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,356,700
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay North Redevelopment Project, Refunding, Series A, 5.00%, 8/01/37	1,700,000	2,100,996
Mission Bay South Redevelopment Project, Refunding, Series C, NATL Insured, 5.00%, 8/01/41	2,500,000	3,074,775
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,999,150
Mission Bay South Redevelopment Project, Series B, NATL Insured, 5.00%, 8/01/43.	1,500,000	1,840,410
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 6.75%, 8/01/41	1,000,000	1,255,410
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/33	1,000,000	1,266,190
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.625%, 8/01/39	2,265,000	2,645,656
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/41	1,500,000	1,899,285
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, San
Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	3,075,050
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	15,000,000	17,626,650
San Jacinto CFD Special Tax,
No. 2002-1, Refunding, 5.00%, 9/01/28	1,080,000	1,272,337
No. 2002-1, Refunding, 5.00%, 9/01/29	1,165,000	1,366,964
No. 2002-1, Refunding, 5.00%, 9/01/32	1,000,000	1,158,380
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%,
8/01/37	1,000,000	1,009,190
San Joaquin Delta Community College District GO, Capital Appreciation, Election of 2004, Series B,
AGMC Insured, zero cpn., 8/01/30	3,900,000	1,918,644
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	15,219,079
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	15,363,633
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	31,551,345
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	41,263,950
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	87,996,000
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/28	13,245,000	13,499,039
Merged Area Redevelopment Project, Series B, XLCA Insured, 4.25%, 8/01/36	5,000,000	5,044,900
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	1,500,000	1,732,020
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,807,100
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,780,750

|11

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Mateo Special Tax, (continued)
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	$3,300,000	$3,714,315
Santa Barbara Elementary School District GO, Capital Appreciation, Election of 2010, Series A, zero
cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	8,968,080
Santa Cruz County RDA Tax Allocation, Pre-Refunded, 6.625%, 9/01/29	2,650,000	3,111,471
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	3,000,000	3,544,800
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	10,000,000	11,760,400
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	7,105,000	8,378,642
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, 7.00%, 8/01/31	1,800,000	2,192,742
Santee Community Redevelopment Project, Series A, 7.00%, 8/01/41	2,820,000	3,437,975
Saugus Castaic School Facilities Financing Authority Special Tax,
CFD No. 2006-1C, 5.875%, 9/01/33.	1,370,000	1,513,795
CFD No. 2006-1C, 6.00%, 9/01/43	3,470,000	3,976,689
Saugus USD Special Tax,
CFD No. 2006-2, Improvement Area No. 2, 4.25%, 9/01/44	2,000,000	2,060,100
Senior CFD No. 2006-1, 4.25%, 9/01/39.	1,150,000	1,191,768
Senior CFD No. 2006-1, 4.25%, 9/01/44.	2,500,000	2,583,825
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41	1,250,000	1,482,288
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46	1,250,000	1,476,563
Sierra View Local Health Care District Revenue, Pre-Refunded, 5.25%, 7/01/32.	3,000,000	3,114,330
Silicon Valley Clean Water Waste Water Revenue,
5.00%, 8/01/40	2,500,000	3,074,450
5.00%, 8/01/45	1,500,000	1,836,510
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,600,000	1,622,496
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49 .	15,015,000	4,393,689
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,722,026
Southern Kern USD, GO, Election of 2014, Series B, 4.00%, 11/01/45	7,500,000	8,303,250
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	10,892,300
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30	1,185,000	1,283,402
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35	1,660,000	1,824,821
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45	6,180,000	6,801,152
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn., 8/01/49 .	17,505,000	4,867,440
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,664,438
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,825,000	1,853,488
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	5,002,400
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	800,016
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,271,163
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital
Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	1,188,750
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,888,470
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	3,000,000	3,022,890
CFD No. 04-1, 5.75%, 9/01/29	2,975,000	3,003,352
CFD No. 04-1, 5.25%, 9/01/30	5,050,000	5,086,107
CFD No. 04-1, 5.80%, 9/01/35	4,515,000	4,556,944
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%, 8/01/40.	3,540,000	4,141,269

|12

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45	$10,000,000	$11,914,600
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	4,619,850
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,178,060
Tustin CFD No. 07-1 Special Tax,
Tustin Legacy, Pre-Refunded, 6.00%, 9/01/37	2,100,000	2,211,531
Tustin Legacy/Retail Center, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,712,609
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	867,383
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,151,410
Tustin USD,
CFD No. 06-1 Special Tax, 5.75%, 9/01/30	1,000,000	1,121,360
CFD No. 06-1 Special Tax, 6.00%, 9/01/40	3,000,000	3,418,350
Union City CRDA Successor Agency Tax Allocation Revenue,
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/35	1,365,000	1,661,382
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/36	1,000,000	1,212,570
Union Elementary School District GO, Santa Clara County, Election of 2014, Series A, 5.00%, 9/01/49	2,375,000	2,791,148
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	6,164,200
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29	3,200,000	3,637,824
Refunding, 5.00%, 9/01/37	2,000,000	2,242,000
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,605,000	3,618,627
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41.	7,500,000	8,758,875
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,505,469
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn.,
6/01/49	11,940,000	3,744,623
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	3,102,299
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,292,520
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	6,469,550
Western Riverside Water and Wastewater Financing Authority Revenue, Local Agency, Refunding, Series
A, 5.00%, 9/01/44	2,000,000	2,388,680
Woodland Davis Clean Water Agency Water Revenue, Subordinated, Refunding, Series A, AGMC
Insured, 5.00%, 3/01/39	1,600,000	1,937,440
Woodland Finance Authority Water Revenue,
6.00%, 3/01/36	1,000,000	1,201,270
6.00%, 3/01/41	1,500,000	1,798,275
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,366,688
Yucaipa Special Tax,
CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	1,000,000	1,140,670
CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30	1,800,000	2,069,406
Yucca Valley RDA Tax Allocation,
Yucca Valley Redevelopment Project No. 1, 5.50%, 6/01/28	2,110,000	2,211,280
Yucca Valley Redevelopment Project No. 1, 5.75%, 6/01/38	5,485,000	5,745,647
		2,296,232,316

U.S. Territories 4.1%
Guam 1.4%
Government of Guam GO,
Series A, Pre-Refunded, 5.00%, 11/15/23	6,745,000	7,096,010
Series A, Pre-Refunded, 5.25%, 11/15/37	6,500,000	6,857,500
Series A, Pre-Refunded, 7.00%, 11/15/39	5,000,000	5,974,900

|13

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Guam (continued)
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.625%, 7/01/40	$4,000,000	$4,440,720
5.00%, 1/01/46	10,000,000	11,726,800
		36,095,930
Northern Mariana Islands 0.0%†
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	1,260,000	1,325,797
Puerto Rico 2.7%
[e] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	10,000,000	6,312,500
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	6,475,000
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,885,000
Series A, 7.00%, 7/01/33	25,000,000	16,375,000
Series A, 6.75%, 7/01/36	11,735,000	7,686,425
Series A, 7.00%, 7/01/43	5,000,000	3,275,000
[b] Series A-4, zero cpn., 7/01/19	1,601,766	1,628,051
[b] Series B, zero cpn., 7/01/19	1,601,765	1,628,050
[b] Series E-1, zero cpn., 1/01/21	1,768,493	1,797,514
[b] Series E-2, zero cpn., 7/01/21	1,768,493	1,797,514
[b] Series E-3, zero cpn., 1/01/22	600,000	609,846
[b] Series E-4, zero cpn., 7/01/22	600,000	609,846
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	5,349,960
[e] Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	20,000,000	11,750,000
		69,179,706
Total U.S. Territories		106,601,433
Total Municipal Bonds (Cost $2,097,181,966)		2,402,833,749

Total Investments before Short Term Investments (Cost $2,101,787,026)		2,407,442,698

Short Term Investments 5.8%
Municipal Bonds 5.8%
California 5.8%
[f] California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.50%, 5/01/34	13,100,000	13,100,000
Kindergarten, Refunding, Series B3, Daily VRDN and Put, 0.49%, 5/01/34	12,000,000	12,000,000
Series A, Sub Series A-2, Daily VRDN and Put, 0.52%, 5/01/33	32,225,000	32,225,000
Series A-1, Daily VRDN and Put, 0.50%, 5/01/33	44,235,000	44,235,000
[f] Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-15, Refunding, Daily
VRDN and Put, 0.58%, 9/02/20.	2,353,000	2,353,000
[f] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Sub Series B-6, Daily VRDN and Put, 0.54%, 7/01/34	9,500,000	9,500,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.54%, 7/01/35	32,900,000	32,900,000

|14

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
California (continued)
[f] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily
VRDN and Put, 0.56%, 7/01/35.	$4,200,000	$4,200,000
Total Short Term Investments (Cost $150,513,000)		150,513,000
Total Investments (Cost $2,252,300,026) 98.4%		2,557,955,698
Other Assets, less Liabilities 1.6%		40,339,839
Net Assets 100.0%		$2,598,295,537

See Abbreviations on page 22.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2016, the aggregate value of these securities was $23,301,951, representing 0.9% of net assets.
cIncome may be received in additional securities and/or cash.
dSecurity purchased on a when-issued basis.
eDefaulted security or security for which income has been deemed uncollectible.
fVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|15

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin Tennessee Municipal Bond Fund
	Principal
	Amount	Value

Municipal Bonds 97.2%
Tennessee 92.3%
Anderson County Water Authority Water and Sewer Revenue, Pre-Refunded, 5.00%, 6/01/36.	$1,000,000	$1,153,480
Blount County PBA Revenue,
Local Government Public Improvement, Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/28 .	220,000	235,303
Local Government Public Improvement, Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/32 .	1,590,000	1,697,166
Local Government Public Improvement, Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/28	880,000	945,648
Local Government Public Improvement, Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/32	975,000	1,047,735
Chattanooga Electric System Revenue,
The Electric Power Board of Chattanooga, Refunding, Series C, 5.00%, 9/01/40	2,750,000	3,372,215
The Electric Power Board of Chattanooga, Series A, Pre-Refunded, 5.00%, 9/01/33.	7,500,000	7,981,725
Chattanooga Health Educational and Housing Facility Board Revenue,
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	551,780
Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding,
5.00%, 10/01/35	1,000,000	1,177,740
Chattanooga-Hamilton County Hospital Authority Hospital Revenue,
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	775,000	869,225
Erlanger Health System, Refunding, AGMC Insured, 5.00%, 10/01/22.	2,475,000	2,767,124
Clarksville Electric System Revenue,
Refunding, 5.00%, 9/01/31	1,000,000	1,227,860
Series A, 5.00%, 9/01/34	2,000,000	2,288,220
Series A, 5.00%, 9/01/35	3,185,000	3,640,009
XLCA Insured, Pre-Refunded, 5.00%, 9/01/23	2,325,000	2,425,905
XLCA Insured, Pre-Refunded, 5.00%, 9/01/32	4,000,000	4,173,600
Clarksville Water Sewer and Gas Revenue,
Refunding, 5.00%, 2/01/38	3,000,000	3,466,110
Refunding, 5.00%, 2/01/41	6,000,000	7,379,760
Columbia Waterworks System Revenue, 5.00%, 12/01/32.	3,000,000	3,526,800
Franklin Special School District GO, Refunding and Improvement, 5.00%, 6/01/29	1,000,000	1,267,380
Gallatin Water and Sewer Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 1/01/33	2,215,000	2,341,964
Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,840,695
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement, NATL
Insured, 5.00%, 4/01/31	1,000,000	1,023,170
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue,
Utilities, 5.00%, 9/01/44	4,400,000	5,226,892
Utilities, Improvement, NATL Insured, Pre-Refunded, 5.00%, 9/01/35	3,700,000	3,860,580
Utilities, Refunding, 5.00%, 9/01/42	3,000,000	3,659,640
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, Pre-Refunded,
5.00%, 6/01/42	1,250,000	1,343,250
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Improvement, Pre-Refunded, 5.50%, 4/01/33	2,125,000	2,278,722
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36.	7,000,000	8,137,010
Jackson-Madison County General Hospital, Refunding and Improvement, 5.50%, 4/01/33	875,000	935,585
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,065,730
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center
Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	155,000	155,329
Kingsport GO, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/29	1,030,000	1,138,160
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,056,877

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	$1,000,000	$1,212,910
NATL Insured, Pre-Refunded, 5.00%, 12/01/24	1,790,000	1,809,225
NATL Insured, Pre-Refunded, 5.00%, 12/01/25	1,000,000	1,010,740
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,571,826
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Capital
Appreciation, Refunding and Improvement, Series A, zero cpn., 1/01/36	2,000,000	769,420
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.25%, 4/01/27	2,500,000	2,559,725
University Health System Inc., Refunding, 5.25%, 4/01/36	5,000,000	5,114,250
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
5.25%, 1/01/36	1,500,000	1,734,375
Refunding and Improvement, 5.00%, 1/01/33	1,470,000	1,805,145
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,334,000
Knoxville Wastewater System Revenue, Improvement, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,395,050
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,425,000	2,733,751
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,076,980
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,474,200
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	3,015,074
Maryville Water and Sewer Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	5,853,980
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	2,006,992
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,225,880
[a] Memphis Gas System Revenue,
4.00%, 12/01/35	1,000,000	1,149,310
4.00%, 12/01/36	2,000,000	2,290,800
Memphis GO,
General Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,189,268
General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,789,033
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,869,825
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,483,330
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,605,600
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,862,566
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B,
5.375%, 11/01/29	5,000,000	5,678,850
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	3,500,000	4,049,465
Series A, 5.00%, 5/15/39	4,000,000	4,829,280
Series A, Pre-Refunded, 5.00%, 5/15/33	3,000,000	3,218,640
Metropolitan Government of Nashville and Davidson County GO,
Improvement, Series A, Pre-Refunded, 5.00%, 1/01/33	5,000,000	6,159,750
Refunding, 4.00%, 1/01/33	5,000,000	5,809,950
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue,
Vanderbilt University, Refunding, Series A, 5.50%, 10/01/29	2,670,000	3,051,490
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	830,000	947,495
Vanderbilt University, Series B, Pre-Refunded, 5.00%, 10/01/39	9,000,000	10,152,630
Vanderbilt University Medical Center, Series A, 5.00%, 7/01/46	4,000,000	4,781,120
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,547,800
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,432,107

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FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Metropolitan Nashville Airport Authority Revenue, Improvement, Series A, 5.00%, 7/01/45	$4,000,000	$4,850,440
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,443,688
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit
Group, Series C, 5.00%, 11/15/40	10,000,000	11,219,700
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,343,514
Educational Facilities, Rhodes College, 5.00%, 8/01/40	750,000	908,138
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,900,350
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	2,050,863
Methodist Healthcare, Series B, AGMC Insured, Pre-Refunded, 5.25%, 9/01/27	5,000,000	5,335,750
South Blount County Utility District Waterworks Revenue,
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33.	315,000	357,393
Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/39.	1,040,000	1,188,262
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33.	685,000	767,364
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39.	2,270,000	2,556,270
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	2,375,000	2,552,959
Tennessee HDA Revenue,
Homeownership Program, Series 1, 5.00%, 7/01/29	955,000	994,575
Homeownership Program, Series 2C, 3.80%, 7/01/43	1,615,000	1,735,059
Tennessee State GO,
Series A, 5.00%, 8/01/35	1,000,000	1,271,370
Series A, 5.00%, 8/01/36	1,000,000	1,267,260
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	12,272,300
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	6,108,350
Higher Educational Facilities, Second Program, Series A, Pre-Refunded, 5.00%, 5/01/39	3,000,000	3,335,070
Higher Educational Facilities, Second Program, Series B, Pre-Refunded, 5.50%, 5/01/38	4,000,000	4,317,680
West Wilson Utility District of Wilson County Water Revenue,
5.00%, 6/01/33	3,000,000	3,473,760
Refunding & Improvement, 5.00%, 6/01/40	1,545,000	1,863,888
		290,974,224
U.S. Territories 4.9%
Guam 1.6%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed,
Refunding, 5.25%, 6/01/32	1,330,000	1,337,142
Guam Government Limited Obligation Revenue, Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,205,000	3,697,993
		5,035,135
Puerto Rico 3.3%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,250,000
[b] Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	2,000,000	1,190,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 6.50%, 8/01/44.	7,500,000	4,012,500
first subordinate, Series C, 5.50%, 8/01/40.	4,000,000	2,090,000
		10,542,500
Total U.S. Territories		15,577,635
Total Municipal Bonds before Short Term Investments (Cost $289,248,924)		306,551,859

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FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $8,600,000) 2.7%
Municipal Bonds 2.7%
Tennessee 2.7%
[c] Shelby County Health Educational and Housing Facilities Board Revenue, Methodist Le Bonheur,
Healthcare, Refunding, Series A, AGMC Insured, Daily VRDN and Put, 0.59%, 6/01/42	$8,600,000	$8,600,000
Total Investments (Cost $297,848,924) 99.9%		315,151,859
Other Assets, less Liabilities 0.1%		226,229
Net Assets 100.0%.		$315,378,088

See Abbreviations on page 22.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At August 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund

Cost of investments	$2,250,823,706	$297,679,372

Unrealized appreciation	$348,549,328	$24,678,846
Unrealized depreciation	(41,417,336)	(7,206,359)
Net unrealized appreciation (depreciation)	$307,131,992	$17,472,487

4. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of August 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$611,323	$611,323
Corporate Bonds	—	3,997,626	—	3,997,626
Municipal Bonds	—	2,402,833,749	—	2,402,833,749
Short Term Investments	—	150,513,000	—	150,513,000
Total Investments in Securities	$—	$2,557,344,375	$611,323	$2,557,955,698

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$306,551,859	$—	$306,551,859
Short Term Investments	—	8,600,000	—	8,600,000
Total Investments in Securities	$—	$315,151,859	$—	$315,151,859

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	GNMA	Government National Mortgage Association
ABAG	The Association of Bay Area Governments	GO	General Obligation
AD	Assessment District	HDA	Housing Development Authority/Agency
AGMC	Assured Guaranty Municipal Corp.	IDB	Industrial Development Bond/Board
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	PBA	Public Building Authority
CFD	Community Facilities District	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	PIK	Payment-In-Kind
CSD	Central School District	PUD	Public Utility District
ETM	Escrow to Maturity	RDA	Redevelopment Agency/Authority
FGIC	Financial Guaranty Insurance Co.	UHSD	Unified/Union High School District
FHA	Federal Housing Authority/Agency	USD	Unified/Union School District
FICO	Financing Corp.	XLCA	XL Capital Assurance

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2016